Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Goodwill and Indefinite-Lived Intangibles) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012 segments	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Reporting units at risk for goodwill impairment	0
Number of reporting units for goodwill impairment testing	5
Goodwill and indefinite-lived intangible asset impairment		$ 0	$ 0	$ 0